COMMITMENTS AND CONTINGENT LIABILITIES - ENVIRONMENTAL CONTINGENCIES - NARRATIVES (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
COMMITMENTS AND CONTINGENT LIABILITIES
Pollutant discharge fees	¥ 11,362	¥ 9,271	¥ 7,940